Schedule of Notes Payable to Unrelated Parties (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Notes payable	$ 2,000,000	$ 2,000,000	$ 2,838,700
Less unamortized debt issuance costs	(95,094)	(121,029)	(224,767)
Less unamortized debt discount	(97,778)	(124,444)	(231,111)
Less current portion	(1,807,128)		(580,638)
Long-term portion of notes payable		1,754,527	1,802,184
PPP Note Payable [Member]
Debt Instrument [Line Items]
Notes payable			838,700	[1]
2020 Notes [Member]
Debt Instrument [Line Items]
Notes payable		$ 2,000,000	$ 2,000,000

[1]	The full amount of the principal and interest on the PPP Note was forgiven in its entirety in January 2021.